Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Cash flows from operating activities
Net income (loss)	$ (8,457,024)	$ (1,077,340)	$ 828,511
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation of plant and equipment	1,493,886	190,306	1,350,981
Amortization of intangible assets	44,897	5,719	26,879
Allowance for expected credit losses, net	210,400	26,803	228,992
Loss (gain) on disposal of plant and equipment	(1,817,242)	(231,498)	71,127
Deferred income tax	(1,741,133)	(221,803)	222,786
Changes in operating assets and liabilities
Accounts receivable	(9,885,901)	(1,259,366)	(15,740,488)
Prepayments	6,348,034	808,676	(948,329)
Inventories	1,376,948	175,409	(2,171,635)
Accounts and bills payables	(6,161,010)	(784,851)	20,874,741
Accruals and other payables	(4,252,669)	(541,747)	6,660,200
Tax payable			(10,095)
Net cash generated from (used in) operating activities	(22,840,814)	(2,909,692)	11,393,670
Cash flows from investing activities
Purchase of plant and equipment	(505,281)	(64,368)	(5,086,857)
Prepayment for acquisition of plant and equipment	(6,226,939)	(793,251)	(132,000)
Proceeds from disposal of plant and equipment	2,172,125	276,707	147,283
Advances to a related party			(330,562)
Net cash used in investing activities	(4,560,095)	(580,912)	(5,402,136)
Cash flows from financing activities
Proceeds from bank and other borrowings	10,673,035	1,359,638	8,451,651
Repayment for bank and other borrowings	(6,203,051)	(790,208)	(11,588,362)
Repayment of a finance lease liability			(135,731)
Advance from a related party			19,731
Repayment to a related party	(110,212)	(14,040)	(557,731)
Deferred offering costs			(461,408)
Net cash (used in) generated from financing activities	4,359,772	555,390	(4,271,850)
Net increase (decrease) in cash and cash equivalents	(23,041,137)	(2,935,214)	1,719,684
Cash and cash equivalents at the beginning of the period	44,637,131	5,686,331	17,349,390
Restricted cash at the beginning of the period	14,545,723	1,852,982	6,347,680
Cash and cash equivalents and restricted cash at the beginning of the period	59,182,854	7,539,313	23,697,070
Cash and cash equivalents at the end of the period	21,016,175	2,677,254	17,564,301
Restricted cash at the end of the period	15,125,542	1,926,845	7,852,453
Cash and cash equivalents and restricted cash at the end of the period	36,141,717	4,604,099	25,416,754
Supplementary cash flows information
Interest received	43,856	5,587	66,785
Interest paid	(445,562)	(56,760)	(682,011)
Income tax paid	$ (43,351)	$ (5,522)	$ (10,103)